Long-term debt (Details 2) (Secured debt facility, USD $)	1 Months Ended
	Jul. 31, 2013 item	Sep. 30, 2009 item
Secured debt facility
Debt
Maximum borrowing capacity	$ 25,000,000	$ 25,000,000
Number of lenders	2	2